Investment Strategy - Hardman Johnston International Growth Fund	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing primarily in a select portfolio of equity securities of established companies that are domiciled in various countries throughout the world, excluding the U.S. The Fund typically invests in securities of issuers from at least six or more non-U.S. countries and at least eight industries. The Fund holds a maximum of 25% of its net assets of companies in any single industry. The Fund generally maintains a focused portfolio of approximately 20 to 30 holdings. To mitigate risk, positions have a maximum weighting of 8.5% of the Fund’s net assets for any single security. The countries within the MSCI ACWI ex USA Index (the “Index”) in which the Fund will invest will be determined by the Fund’s sub-advisor, Hardman Johnston Global Advisors LLC (“Hardman Johnston” or the “Sub-Advisor”).
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, without regard to market capitalization. The Fund’s investments will generally consist of common stocks traded on a public securities exchange or market organized and regulated pursuant to the laws of the jurisdiction of such exchange. The Fund may also invest in American Depositary Receipts (“ADRs”) (including unsponsored ADRs), Global Depositary Receipts, (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”).
Hardman Johnston looks for securities of companies it believes will increase in value over time. Hardman Johnston’s investment philosophy is based on two key tenets: (1) earnings growth of a company drives its securities performance over time, and (2) there are short term inefficiencies in the market that create attractive opportunities to buy the securities of one or more companies.
The Fund may invest in securities of companies located or operating within developed markets, as well as emerging markets. Emerging markets are those countries (1) included in emerging market or equivalent classifications by the United Nations (and its agencies); (2) having per capita income in the low to middle ranges, as determined by the World Bank; or (3) designated by the Index. The Fund’s maximum exposure to emerging markets is expected to be 10% above the Index’s weight. The Fund may also invest in pre-emerging markets, also known as frontier markets.
Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, without regard to market capitalization.